Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 244,553	¥ 244,553
Less: Accumulated amortization	(181,904)	(79,283)
Intangible assets, net	62,649	165,270
Acquired user data
Finite Lived Intangible Assets [Line Items]
Total cost	127,133	127,133
Intangible assets, net	45,900
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Total cost	96,130	96,130
Computer Software
Finite Lived Intangible Assets [Line Items]
Total cost	12,290	12,290
Developed technology
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 9,000	¥ 9,000